Financial Assets and Liabilities - Summary of Cash and Cash Equivalents (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2020
Disclosure Of Financial Assets And Liabilities [Abstract]
Cash at bank	$ 76,311	$ 136,430
Deposits at call	449	451
Cash and cash equivalents	$ 76,760	$ 136,881	$ 158,263	$ 129,328